UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				05/10/2006
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	21

Form 13F Information Table Value Total:  	$149,052
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ABX AIR, INC. CMN		COM		00080S101	5,120 		751,903 	SH		SOLE		751,903
ADVANCED MEDICAL OPTICS, INC.CM	COM		00763M108	6,736 		144,436 	SH		SOLE		144,436
AMERICAN RETIREMENT CORP, BRENT	COM		028913101	6,679 		260,700 	SH		SOLE		260,700
BROOKDALE SENIOR LIVING, INC.CM	COM		112463104	21,302 		564,303 	SH		SOLE		564,303
PUT/COF(OTFML)@60EXP01/20/2007	PUT		14040H105	498 		6,031 		SH	PUT	SOLE		6,031
CHEVRON CORPORATION CMN		COM		166764100	8,985	 	155,000 	SH		SOLE		155,000
COMPTON PETROLEUM CORP CMN	COM		204940100	9,155 		712,984 	SH		SOLE		712,984
ENTREE GOLD INC. CMN		COM		29383G100	1,247 		530,738 	SH		SOLE		530,738
PUT/FED(FEDRI)@45 EXP06/17/2006	PUT		337907109	45 		1,814 		SH	PUT	SOLE		1,814
IRSA INVERSIONES Y REPRESENTACS	COM		450047204	5,617 		474,000 	SH		SOLE		474,000
ICICI BANK LIMITED SPONS ADR	COM		45104G104	2,540	 	91,765 		SH		SOLE		91,765
INVERNESS MED INNOVATIONS INC 	COM		46126P106	5,087 		177,073 	SH		SOLE		177,073
IVANHOE MINES LTD CMN		COM		46579N103	15,676 		1,627,787 	SH		SOLE		1,627,787
JOHNSON & JOHNSON CMN		COM		478160104	4,974 		84,000 		SH		SOLE		84,000
KEMET CORP CMN			COM		488360108	3,999 		422,292 	SH		SOLE		422,292
MITTAL STEEL COMPANY N.V. CL A  COM		60684P101	26,890	 	712,324 	SH		SOLE		712,324
NATIONSHEALTH INC CMN		COM		63860C100	594 		134,031 	SH		SOLE		134,031
WTS/NATIONSHEALTH5.0 EXP08/24/07WTS		63860C118	129 		197,824 	SH	CALL	SOLE		197,824
POLYMEDICA CORP CMN		COM		731738100	15,687 		370,318 	SH		SOLE		370,318
TERRA INDUSTRIES INC CMN	COM		880915103	6,808 		965,675 	SH		SOLE		965,675
ZILA INC CMN			COM		989513205	1,284 		402,610 	SH		SOLE		402,610

